Acquisition (Schedule of Assets and Deposits Assumed in Acquisition) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Business Acquisition [Line Items]
Goodwill	$ 10,072,399	$ 10,072,399	$ 1,517,420
Ohio State Bancshares, Inc. [Member]
Business Acquisition [Line Items]
Cash	6,628,035
Loans	58,536,569
Securities	6,881,331
Other stock, at cost	685,340
Premises and equipment	3,382,316
Goodwill	1,517,420
Cash surrender value of life insurance	1,837,062
Other intangible assets	964,697
Other real estate owned	52,000
Other assets, including accrued interest receivable	3,003,090
Total assets acquired	83,487,860
Deposits assumed	71,096,023
Federal Home Loan Bank borrowings	8,740,666
Junior subordinated deferrable interest debentures	2,438,549
Accrued expenses and other liabilities	1,212,622
Total liabilities acquired	$ 83,487,860